Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Investor Class
Trading Symbol	RCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/total-return-income-fund-rctrx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/total-return-income-fund-rctrx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.48%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2024,  the Fund slightly underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (“Agg”). The Agg was up +11.57% over this period while the Fund was up +10.59%.
WHAT FACTORS INFLUENCED PERFORMANCE
The last 12 months as a whole have brought strong performance for the majority of fixed income. This is most directly related to falling yields. Across the majority of 2024 so far, the market has anticipated and priced in multiple Federal Reserve rate cuts. This has resulted in lower yields across the entirety of the yield curve, nearly ever tenor from the 2y-10y dropped by almost 100 basis points from 9/30/23 to 9/30/24.
Due to the Fund’s lower effective duration (approx. 1.4 years), we are not surprised that longer duration indices like the Agg have outperformed slightly over the last year as yields have compressed. That said, it’s our opinion that the risks of maintaining a longer duration typically outweigh the rewards of slight outperformance in falling interest rate environments.
POSITIONING
The composition of the Fund’s portfolio has not changed significantly over the last 12 months. The largest change year-over-year was a reduced allocation to Investment Grade 2.0 paper (down from 13.71% of the portfolio to 6.46% as of 9/30/24). These are Non-Agency bonds with investment-grade credit ratings (BBB or higher). While there are still attractive opportunities in this sector, these bonds have already benefitted tremendously from spread tightening and we have found some more attractive opportunities in Agency Floating Rate RMBS that carry a lesser amount of credit risk. Legacy RMBS remain our largest individual allocation as we continue to favor their potential risk-adjusted returns. Please refer to the “What did the Fund Invest In?” section for a full breakdown of the Fund’s holdings.
PERFORMANCE
The Fund performed well throughout the course of the year, although slightly underperformed its benchmark. The benchmark’s significantly longer duration helped its performance bounce back in primarily the final quarter of the fiscal year as interest rates fell and yields compressed.
While interest rates have fallen precipitously over the last 12 months, we’ve yet to see this trickle down into the mortgage market in the form of faster prepayment speeds. Most of our portfolio is purchased at a discount to par (<$100), so we have the potential to benefit if borrowers refinance or sell their home (resulting in the bondholders getting paid back at par). Due to the historically low mortgage rates that were available in the 18-24 months after COVID, many borrowers are finding themselves “stuck” in low-interest rate mortgages that make it difficult to decide to sell or refinance and face the possibility of a new mortgage at a significantly higher rate. While we don’t think that mortgage rates don’t need to return to where they were immediately following COVID for prepayment speeds to normalize, the downward move in rates over the last year has had minimal effect on prepayment speeds across the last year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Regan Total Return Income Fund NAV	10.27	6.68
Bloomberg US Aggregate Bond Index	11.57	-1.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.

Net Assets	$ 873,940,808
Advisory Fees Paid, Amount	$ 6,140,878
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$873,940,808
Net Advisory Fee	$6,140,878
Portfolio Turnover	29%
30-Day SEC Yield	6.18%
30-Day SEC Yield Unsubsidized	6.18%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.regancapital.com/total-return-income-fund-rctrx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Institutional Class
Trading Symbol	RCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2024,  the Fund slightly underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (“Agg”). The Agg was up +11.57% over this period while the Fund was up +10.59%.
WHAT FACTORS INFLUENCED PERFORMANCE
The last 12 months as a whole have brought strong performance for the majority of fixed income. This is most directly related to falling yields. Across the majority of 2024 so far, the market has anticipated and priced in multiple Federal Reserve rate cuts. This has resulted in lower yields across the entirety of the yield curve, nearly ever tenor from the 2y-10y dropped by almost 100 basis points from 9/30/23 to 9/30/24.
Due to the Fund’s lower effective duration (approx. 1.4 years), we are not surprised that longer duration indices like the Agg have outperformed slightly over the last year as yields have compressed. That said, it’s our opinion that the risks of maintaining a longer duration typically outweigh the rewards of slight outperformance in falling interest rate environments.
POSITIONING
The composition of the Fund’s portfolio has not changed significantly over the last 12 months. The largest change year-over-year was a reduced allocation to Investment Grade 2.0 paper (down from 13.71% of the portfolio to 6.46% as of 9/30/24). These are Non-Agency bonds with investment-grade credit ratings (BBB or higher). While there are still attractive opportunities in this sector, these bonds have already benefitted tremendously from spread tightening and we have found some more attractive opportunities in Agency Floating Rate RMBS that carry a lesser amount of credit risk. Legacy RMBS remain our largest individual allocation as we continue to favor their potential risk-adjusted returns. Please refer to the “What did the Fund Invest In?” section for a full breakdown of the Fund’s holdings.
PERFORMANCE
The Fund performed well throughout the course of the year, although slightly underperformed its benchmark. The benchmark’s significantly longer duration helped its performance bounce back in primarily the final quarter of the fiscal year as interest rates fell and yields compressed.
While interest rates have fallen precipitously over the last 12 months, we’ve yet to see this trickle down into the mortgage market in the form of faster prepayment speeds. Most of our portfolio is purchased at a discount to par (<$100), so we have the potential to benefit if borrowers refinance or sell their home (resulting in the bondholders getting paid back at par). Due to the historically low mortgage rates that were available in the 18-24 months after COVID, many borrowers are finding themselves “stuck” in low-interest rate mortgages that make it difficult to decide to sell or refinance and face the possibility of a new mortgage at a significantly higher rate. While we don’t think that mortgage rates don’t need to return to where they were immediately following COVID for prepayment speeds to normalize, the downward move in rates over the last year has had minimal effect on prepayment speeds across the last year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Regan Total Return Income Fund NAV	10.71	6.95
Bloomberg US Aggregate Bond Index	11.57	-1.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.

Net Assets	$ 873,940,808
Advisory Fees Paid, Amount	$ 6,140,878
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$873,940,808
Net Advisory Fee	$6,140,878
Portfolio Turnover	29%
30-Day SEC Yield	6.43%
30-Day SEC Yield Unsubsidized	6.43%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/